Warrants - Summary of Common Stock Warrants Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Warrants outstanding, beginning balance	209,248	274
Warrants exercisable, previously issued warrants which became exerciseable	2,783
Weighted average exercise price outstanding, previously issued warrants which became exerciseable	$ 72.00
Weighted average exercise price exercisable, previously issued warrants which became exerciseable	$ 72.00
Warrants outstanding, issued		210,134
Warrants outstanding, exercised	(40,185)	(1,160)
Warrants outstanding, ending balance	169,063	209,248
Warrants exercisable, beginning balance	206,465	274
Warrants exercisable, issued		207,351
Warrants exercisable, exercised	(40,185)	(1,160)
Warrants exercisable, ending balance	169,063	206,465
Weighted average exercise price outstanding, beginning balance	$ 115.50	$ 194.10
Weighted average exercise price outstanding, issued		115.20
Weighted average exercise price outstanding, exercised	88.50	88.50
Weighted average exercise price outstanding, ending balance	121.50	115.50
Weighted average exercise price exercisable, beginning balance	115.80	194.10
Weighted average exercise price exercisable, issued		115.50
Weighted average exercise price exercisable, exercised	88.50	88.50
Weighted average exercise price exercisable, ending balance	$ 121.50	$ 115.80